Retained Earnings and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Retained Earnings and Accumulated Other Comprehensive Income
Schedule of retained earnings

			Unappropriated		Net Income for		Retained
	Legal Reserve		Earnings		the Year		Earnings
Balance at January 1, 2018	Ps.	2,139,007	Ps.	68,320,153	Ps.	4,524,496	Ps.	74,983,656
Appropriation of net income relating to 2017		—		4,524,496		(4,524,496)		—
Cumulative adjustment for adoption of IFRS 9-Expected credit losses (see Note 28)		—		(167,028)		—		(167,028)
Cumulative adjustment for adoption of IFRS 9-New classification of financial instruments (see Note 28)		—		(827,932)		—		(827,932)
Cumulative adjustment for adoption of IFRS 15 (see Note 28)		—		1,599,452		—		1,599,452
Acquisition of non-controlling interests		—		(183,041)		—		(183,041)
Dividends paid relating to 2017		—		(1,068,868)		—		(1,068,868)
Share cancellation		—		(2,694,201)		—		(2,694,201)
Sale of repurchased shares		—		(446,542)		—		(446,542)
Share-based compensation		—		1,305,999		—		1,305,999
Net income for the year 2018		—		—		6,009,414		6,009,414
Balance at December 31, 2018		2,139,007		70,362,488		6,009,414		78,510,909
Appropriation of net income relating to 2018		—		6,009,414		(6,009,414)		—
Acquisition of non-controlling interests		—		766		—		766
Dividends paid relating to 2018		—		(1,066,187)		—		(1,066,187)
Net gain on partial disposition of Open Ended Fund		—		837,520		—		837,520
Sale of repurchased shares		—		(1,585,963)		—		(1,585,963)
Share-based compensation		—		1,108,094		—		1,108,094
Net income for the year 2019		—		—		4,626,139		4,626,139
Balance at December 31, 2019	Ps.	2,139,007	Ps.	75,666,132	Ps.	4,626,139	Ps.	82,431,278

Schedule of accumulated other comprehensive income

									Exchange		Remeasurement		Derivative		Share of
							Warrants		Differences on		of Post-		Financial		Income (Loss)
			Other				Exercisable for		Translating		Employment		Instruments		of Associates
	Open Ended		Equity		Other Financial		Common Stock		Foreign		Benefit		Cash Flow		and Joint
Changes	Fund		Instruments		Assets		of UHI		Operations		Obligations		Hedges		Ventures		Income Tax		Total
Accumulated at January 1, 2018	Ps.	3,750,658	Ps.	—	Ps.	—	Ps.	(612,664)	Ps.	1,651,047	Ps.	(665,739)	Ps.	802,017	Ps.	208,057	Ps.	(534,229)	Ps.	4,599,147
Cumulative adjustment for adoption of IFRS 9-New classification of financial instruments (see Note 28)		—		1,182,760		—		—		—		—		—		—		(354,828)		827,932
Changes in other comprehensive income		215,957		603,766		(111)		(1,347,698)		(836,740)		(98,096)		174,532		(47,313)		336,111		(999,592)
Accumulated at December 31, 2018		3,966,615		1,786,526		(111)		(1,960,362)		814,307		(763,835)		976,549		160,744		(552,946)		4,427,487
Partial disposition of Open Ended Fund		(1,186,130)		—		—		—		—		—		—		—		348,610		(837,520)
Remeasurement of post-employment benefit obligations of assets held for sale		—		—		—		—		—		(1,721)		—		—		516		(1,205)
Changes in other comprehensive income		(351,202)		(794,624)		111		257,306		(79,631)		(244,576)		(1,521,912)		(236,159)		702,376		(2,268,311)
Accumulated at December 31, 2019	Ps.	2,429,283	Ps.	991,902	Ps.	—	Ps.	(1,703,056)	Ps.	734,676	Ps.	(1,010,132)	Ps.	(545,363)	Ps.	(75,415)	Ps.	498,556	Ps.	1,320,451